Investment Objectives and Goals - iShares Infrastructure Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES INFRASTRUCTURE ACTIVE ETF Ticker: BILT Stock Exchange: CBOE BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Infrastructure Active ETF (the “Fund”) seeks to maximize long-term total returns by investing in securities of infrastructure-related companies.